UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-22045

Wisconsin Capital Funds, Inc.
(Exact name of registrant as specified in charter)

1221 John Q. Hammons Drive
Madison, Wisconsin 53717
(Address of principal executive offices) (Zip code)

Thomas G. Plumb
1221 John Q. Hammons Drive
Madison, Wisconsin 53717
(Name and address of agent for service)

(608) 824-8800
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  September 30, 2012

Item 1. Reports to Stockholders.

Plumb Balanced Fund
Plumb Equity Fund

SEMI-ANNUAL REPORT
September 30, 2012

www.plumbfunds.com

PLUMB FUNDS

September 30, 2012

Dear Fellow Shareholders:

For the six months ended September 30, 2012, the Plumb Balanced Fund returned -3.97%, and the Plumb Equity Fund returned -5.38%.  Over the same period, the Balanced Fund’s benchmark, a 55/35/10 blend of the S&P 500 Index, the Barclays Capital Intermediate Government/Credit Bond Index, and the MSCI EAFE Index returned 2.74%, and the Equity Fund’s benchmark, a 90/10 blend of the S&P 500 Index and the MSCI EAFE Index was 2.82%.  The investment return of your fund was adversely affected by exposure to specific small cap energy related investments, and to a lesser extent, by overall exposure to cyclical investments in the energy, industrial, and technology sectors.  We have eliminated some of these positions and believe that the remainder offer significant recovery potential.

Both the equity and fixed-income markets have been heavily influenced by the world’s central banks.  Recently the European Central Bank’s efforts to aid the euro zone, such as its plan to buy sovereign debt to reduce certain European nations’ borrowing costs, fuelled markets around the world.  Such actions, coupled with the Federal Reserve’s announcement of additional stimulus measures for the U.S. economy, substantially improved investor sentiment and market performance.

Despite recent market strength, risks abound.  Investors seem particularly concerned that Moody’s investor services may downgrade Spanish sovereign debt to “junk” status.  Such a move could force some investors to sell Spain’s debt instruments, as they may not be allowed to own junk-rated investments.  Other risks include continued weakness in China, confrontation with Iran, and corporate profits that may fail to live up to expectations.  Any of these risks coming to fruition could dampen market enthusiasm.

U.S.  economic data are mixed.  Second quarter Gross Domestic Product (GDP) growth was revised down to 1.3% annualized, durable goods orders declined, and personal income barely increased in August.  Yet, the Institute for Supply Management’s U.S. factory index rose to 51.5 in September.  A reading over 50 indicates that manufacturing is expanding.  Importantly, housing continued to improve.  Home sales were up solidly from last year.  House prices are up 1.2% year over year, and mortgage delinquencies continued to decline.  Initial weekly unemployment claims recently declined.  Taken together, the data suggest the U.S. economy is still growing sluggishly.

In sum, although the U.S. economy continued to improve, the global economic outlook remains highly uncertain.  Thus, we are maintaining our conservative stance.  Our fixed-income portfolio is positioned towards short-to-medium length maturities while our equity selections are weighted towards what we feel are quality companies with strong cash flows and balance sheets.  We believe these investments pay attractive dividends and should be able to maintain their dividends even if the economy is softer than current expectations.  We believe that this approach will help moderate your risk while giving you the opportunity to participate in businesses that have the strength to develop and extend their franchises.

PLUMB FUNDS

We remain focused on global diversification in the stock portion of the Plumb Funds.  Through allocation to international companies and small, medium, and large domestic companies, we feel we are well positioned to participate in long-term growth.  We continue to look for opportunities to invest a small portion of the Funds’ portfolios in alternative strategies such as commodities to hedge against future inflation.

We thank you for your support.

Thomas G. Plumb

Past performance is not a guarantee of future results.

Opinions expressed are those of Thomas Plumb and are not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

Diversification does not assure a profit nor protect against loss in a declining market.

Must be preceded or accompanied by a current prospectus.

Fund holdings and sector allocations are subject to change and should not be considered recommendations to buy or sell any security.  Please refer to the schedule of investments in this report for complete holdings information.

Mutual fund investing involves risk.  Principal loss is possible.  The Funds may invest in small and mid-sized companies which involve additional risks such as limited liquidity and greater volatility.  The Funds invest in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods.  The Balanced Fund will invest in debt securities, which typically decrease in value when interest rates rise.  This risk is usually greater for longer-term debt securities.  Investments by the Balanced Fund in lower-rated and non-rated securities present a greater risk of loss to principal and interest than higher-rated securities.  Investments in Asset Backed and Mortgage Backed Securities include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments.  Because the Funds may invest in ETFs, they are subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a Fund’s ability to sell its shares.

PLUMB FUNDS

The S&P 500 Index is an unmanaged market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks.  The Barclays Capital Intermediate Government/Credit Bond Index is an unmanaged market value weighted index measuring both the principal price changes of, and income provided by, the underlying universe of securities that comprise the index.  The MSCI EAFE Index is an unmanaged market capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the US & Canada.  You cannot invest directly in an index.

The funds may invest indirectly in commodities such as gold and silver, which involve additional risks, such as the possibility for substantial price fluctuations over a short period of time.

The Plumb Funds are distributed by Quasar Distributors, LLC.

This shareholder letter is unaudited.

PLUMB FUNDS

Expense Example
September 30, 2012 (Unaudited)

As a shareholder of the Plumb Funds (the “Funds”), you incur ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2012 – September 30, 2012).

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. However, the table does not include shareholder-specific fees such as the $15.00 fee charged for wire redemptions. The table also does not include portfolio trading commissions and related trading costs. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees, which, although not charged by the Funds, may be charged by other funds.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

PLUMB FUNDS

Expense Example
September 30, 2012 (Unaudited) (Continued)

Plumb Balanced Fund
			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	April 1, 2012 to
	April 1, 2012	September 30, 2012	September 30, 2012
Actual	$1,000.00	$960.30	$6.14
Hypothetical
(5% return per
year before expenses)	$1,000.00	$1,018.80	$6.33

*	Expenses are equal to the Fund’s annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the partial year period).

Plumb Equity Fund
			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	April 1, 2012 to
	April 1, 2012	September 30, 2012	September 30, 2012
Actual	$1,000.00	$946.20	$6.83
Hypothetical
(5% return per
year before expenses)	$1,000.00	$1,018.05	$7.08

*	Expenses are equal to the Fund’s annualized expense ratio of 1.40%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the partial year period).

PLUMB FUNDS

Plumb Balanced Fund
Investments by Asset Allocation as of September 30, 2012
(as a Percentage of Total Investments) (Unaudited)

Convertible Bonds
1.2%
Short-Term Investments
1.0%
Exchange -Traded Funds
2.3%
Municipal Bonds
0.6%
Government Security & Agency Issues
3.4%
Corporate Bonds
26.5%
Common Stocks
65.0%

PLUMB FUNDS

Plumb Equity Fund
Investments by Asset Allocation as of September 30, 2012
(as a Percentage of Total Investments) (Unaudited)

PLUMB FUNDS

Plumb Balanced Fund
Schedule of Investments – September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS – 64.74%
Amusement, Gambling, and Recreation Industries – 1.52%
Global Payments, Inc.	16,000	$669,280

Beverage and Tobacco Product Manufacturing – 1.93%
PepsiCo, Inc.	12,000	849,240

Chemical Manufacturing – 6.70%
Abbott Laboratories	12,000	822,720
E.I. du Pont de Nemours and Company	14,000	703,780
Johnson & Johnson	14,000	964,740
Merck & Company, Inc.	10,000	451,000
		2,942,240
Computer and Electronic Product Manufacturing – 10.33%
Apple, Inc.	2,300	1,534,698
EMC Corporation (a)	15,000	409,050
ION Geophysical Corporation (a)	90,000	624,600
Microchip Technology, Inc.	22,000	720,280
QUALCOMM, Inc.	20,000	1,249,800
		4,538,428
Couriers and Messengers – 0.81%
United Parcel Service, Inc. – Class B	5,000	357,850

Credit Intermediation and Related Activities – 7.38%
American Express Company	10,000	568,600
Bank of Montreal (b)	10,100	596,304
Citigroup, Inc.	10,000	327,200
JPMorgan Chase & Company	18,000	728,640
Verifone Systems, Inc. (a)	15,000	417,750
Visa, Inc. – Class A	4,500	604,260
		3,242,754
Electrical Equipment, Appliance, and
Component Manufacturing – 0.88%
Emerson Electric Company	8,000	386,160

Food Services and Drinking Places – 1.36%
McDonald’s Corporation	6,500	596,375

General Merchandise Stores – 1.86%
Kohl’s Corporation	16,000	819,520

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Balanced Fund
Schedule of Investments – September 30, 2012 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS (Continued)
Health and Personal Care Stores – 1.85%
Express Scripts Holding Company (a)	13,000	$814,710

Insurance Carriers and Related Activities – 3.00%
Berkshire Hathaway, Inc. – Class B (a)	6,500	573,300
Old Republic International Corporation	80,000	744,000
		1,317,300
Machinery Manufacturing – 2.27%
General Electric Company	44,000	999,240

Merchant Wholesalers, Nondurable Goods – 3.24%
The Procter & Gamble Company	9,500	658,920
Universal Corporation	15,000	763,800
		1,422,720
Miscellaneous Manufacturing – 2.47%
3M Company	7,000	646,940
Stryker Corporation	7,900	439,714
		1,086,654
Other Information Services – 2.06%
Google Inc. (a)	1,200	905,400

Petroleum and Coal Products Manufacturing – 4.97%
BP PLC – ADR	15,000	635,400
Chevron Corporation	5,000	582,800
ConocoPhillips	12,000	686,160
Phillips 66	6,000	278,220
		2,182,580
Pipeline Transportation – 1.45%
TransCanada Corporation (b)	13,900	632,450

Professional, Scientific, and Technical Services – 1.69%
Exact Sciences Corporation (a)	20,000	220,200
Global Geophysical Services, Inc. (a)	95,027	523,599
		743,799
Publishing Industries – 1.69%
Microsoft Corporation	25,000	744,500

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Balanced Fund
Schedule of Investments – September 30, 2012 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS (Continued)
Support Activities for Mining – 1.50%
Ensco PLC – Class A (b)	12,000	$654,720

Telecommunications – 2.20%
Vodafone Group PLC – ADR	34,000	968,830

Transportation Equipment Manufacturing – 1.87%
Johnson Controls, Inc.	30,000	822,000

Utilities – 1.71%
Siemens AG – ADR	7,500	751,125

TOTAL COMMON STOCKS
(Cost $23,598,001)		28,447,875

EXCHANGE-TRADED FUNDS – 2.33%
Funds, Trusts, and Other Financial Vehicles – 0.38%
ALPS ETF Trust	10,000	165,700

Securities, Commodity Contracts, and Other Financial
Investments and Related Activities – 1.95%
SPDR Gold Trust (a)	5,000	860,100

TOTAL EXCHANGE-TRADED FUNDS
(Cost $972,647)		1,025,800

	Principal
	Amount	Value
CONVERTIBLE BONDS – 1.16%
Computer and Electronic Product Manufacturing – 0.59%
Linear Technology Corporation
3.000%, 05/01/2027	$250,000	260,156

Specialty Trade Contractors – 0.57%
Transocean, Inc., Series C
1.500%, 12/15/2037 (b)	250,000	249,063

TOTAL CONVERTIBLE BONDS
(Cost $503,079)		509,219

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Balanced Fund
Schedule of Investments – September 30, 2012 (Unaudited) (Continued)
	Principal
	Amount	Value
CORPORATE BONDS – 26.41%
Administrative and Support Services – 1.19%
Lender Processing Services, Inc.
8.125%, 07/01/2016	$500,000	$525,000

Beverage and Tobacco Product Manufacturing – 1.40%
Lorillard Tobacco Company
6.875%, 05/01/2020	500,000	614,744

Computer and Electronic Product Manufacturing – 0.96%
Nokia Corporation
5.375%, 05/15/2019 (b)	500,000	421,250

Credit Intermediation and Related Activities – 3.54%
Block Financial LLC
7.875%, 01/15/2013	500,000	508,765
General Electric Capital Corporation
1.375%, 08/01/2017 (c)	500,000	498,635
Zions Bancorporation
7.750%, 09/23/2014	500,000	547,516
		1,554,916
Funds, Trusts, and Other Financial Vehicles – 2.42%
Health Care Property Investors, Inc.
6.000%, 03/01/2015	500,000	548,913
Senior Housing Properties Trust
4.300%, 01/15/2016	500,000	515,621
		1,064,534
Health and Personal Care Stores – 0.82%
CVS Pass-Through Trust
6.943%, 01/10/2030	294,992	360,318

Oil and Gas Extraction – 2.49%
Petrobras International Finance Company
3.500%, 02/06/2017 (b)	500,000	524,166
Petrohawk Energy Corporation
7.250%, 08/15/2018	500,000	568,729
		1,092,895

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Balanced Fund
Schedule of Investments – September 30, 2012 (Unaudited) (Continued)

	Principal
	Amount	Value
CORPORATE BONDS (Continued)
Paper Manufacturing – 1.22%
Sealed Air Corporation
7.875%, 06/15/2017	$500,000	$537,500

Petroleum and Coal Products Manufacturing – 1.28%
Owens Corning
6.500%, 12/01/2016	500,000	561,975

Professional, Scientific, and Technical Services – 1.22%
Affiliated Computer Services
5.200%, 06/01/2015	500,000	537,703

Rental and Leasing Services – 1.22%
Netflix, Inc.
8.500%, 11/15/2017	500,000	535,000

Securities, Commodity Contracts, and Other Financial
Investments and Related Activities – 6.98%
The Goldman Sachs Group, Inc.
5.375%, 03/15/2020	500,000	558,849
1.447%, 07/29/2013 (c)	1,000,000	1,003,615
Morgan Stanley
2.937%, 05/14/2013 (c)	500,000	505,004
5.000%, 08/31/2025 (c)	500,000	500,075
5.000%, 08/19/2025 (c)	500,000	499,944
		3,067,487
Support Activities for Mining – 1.24%
Noble Holding International Limited
7.375%, 3/15/2014 (b)	500,000	544,511

Utilities – 0.43%
Alliant Energy Corporation
4.000%, 10/15/2014	180,000	188,737

TOTAL CORPORATE BONDS
(Cost $11,256,273)		11,606,570

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Balanced Fund
Schedule of Investments – September 30, 2012 (Unaudited) (Continued)

	Principal
	Amount	Value
U.S. GOVERNMENT AGENCY ISSUES – 3.42%
Credit Intermediation and Related Activities – 3.42%
Federal Home Loan Bank
0.250%, 08/09/2013	$500,000	$500,320
0.375%, 01/29/2014	1,000,000	1,002,161
		1,502,481
TOTAL U.S. GOVERNMENT AGENCY ISSUES
(Cost $1,501,381)		1,502,481

MUNICIPAL BONDS – 0.56%
West Virginia State Job Investment Trust Board –
Series 2003B
0.000%, 06/12/2013 (a)	250,000	243,707

TOTAL MUNICIPAL BONDS
(Cost $243,441)		243,707

	Shares
SHORT-TERM INVESTMENTS – 1.01%
Money Market Funds – 1.01%
STIT-STIC Prime Portfolio 0.056% (c)	444,990	444,990

TOTAL SHORT-TERM INVESTMENTS
(Cost $444,990)		444,990

Total Investments
(Cost $38,519,812) – 99.63%		43,780,642
Other Assets in Excess of Liabilities – 0.37%		164,589
TOTAL NET ASSETS – 100.00%		$43,945,231

Percentages are stated as a percent of net assets.
ADR – American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign-issued security. Total foreign concentration was as follows: Cayman Islands 3.00%, Canada 2.79%, United Kingdom 1.49%, Finland 0.96%.
(c)	Variable rate security. The rate listed is as of September 30, 2012.

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Equity Fund
Schedule of Investments – September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS – 93.01%
Amusement, Gambling, and Recreation Industries – 2.43%
Global Payments, Inc.	26,000	$1,087,580

Beverage and Tobacco Product Manufacturing – 2.77%
PepsiCo, Inc.	17,500	1,238,475

Chemical Manufacturing – 8.42%
Abbott Laboratories	16,000	1,096,960
E.I. du Pont de Nemours and Company	15,000	754,050
Johnson & Johnson	18,000	1,240,380
Merck & Company, Inc.	15,000	676,500
		3,767,890
Computer and Electronic Product Manufacturing – 14.98%
Apple, Inc.	3,500	2,335,410
EMC Corporation (a)	20,000	545,400
ION Geophysical Corporation (a)	140,000	971,600
Microchip Technology, Inc.	25,000	818,500
QUALCOMM, Inc.	32,500	2,030,925
		6,701,835
Couriers and Messengers – 1.12%
United Parcel Service, Inc. – Class B	7,000	500,990

Credit Intermediation and Related Activities – 10.43%
American Express Company	16,000	909,760
Bank of Montreal (b)	13,900	820,656
Citigroup, Inc.	15,000	490,800
JPMorgan Chase & Company	30,000	1,214,400
Verifone Systems, Inc. (a)	20,000	557,000
Visa, Inc. – Class A	5,000	671,400
		4,664,016
Electrical Equipment, Appliance, and
Component Manufacturing – 1.40%
Emerson Electric Company	13,000	627,510

Food Services and Drinking Places – 2.05%
McDonald’s Corporation	10,000	917,500

General Merchandise Stores – 2.59%
Kohl’s Corporation	22,600	1,157,572

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Equity Fund
Schedule of Investments – September 30, 2012 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS (Continued)
Health and Personal Care Stores – 2.62%
Express Scripts Holding Company (a)	18,700	$1,171,929

Insurance Carriers and Related Activities – 4.05%
Berkshire Hathaway, Inc. – Class B (a)	10,000	882,000
Old Republic International Corporation	100,000	930,000
		1,812,000
Machinery Manufacturing – 3.30%
General Electric Company	65,000	1,476,150

Merchant Wholesalers, Nondurable Goods – 3.78%
The Procter & Gamble Company	13,400	929,424
Universal Corporation	15,000	763,800
		1,693,224
Miscellaneous Manufacturing – 3.62%
3M Company	11,000	1,016,620
Stryker Corporation	10,800	601,128
		1,617,748
Other Information Services – 2.87%
Google Inc. (a)	1,700	1,282,650

Petroleum and Coal Products Manufacturing – 7.23%
BP PLC – ADR	22,000	931,920
Chevron Corporation	6,900	804,264
ConocoPhillips	17,300	989,214
Phillips 66	11,000	510,070
		3,235,468
Pipeline Transportation – 2.03%
TransCanada Corporation (b)	20,000	910,000

Professional, Scientific, and Technical Services – 2.59%
Exact Sciences Corporation (a)	30,000	330,300
Global Geophysical Services, Inc. (a)	150,000	826,500
		1,156,800
Publishing Industries – 2.66%
Microsoft Corporation	40,000	1,191,200

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Equity Fund
Schedule of Investments – September 30, 2012 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS (Continued)
Support Activities for Mining – 2.44%
Ensco PLC – Class A (b)	20,000	$1,091,200

Telecommunications – 2.87%
Vodafone Group PLC – ADR	45,000	1,282,275

Transportation Equipment Manufacturing – 2.45%
Johnson Controls, Inc.	40,000	1,096,000

Utilities – 2.69%
Siemens AG – ADR	12,000	1,201,800

Water Transportation – 1.62%
Royal Caribbean Cruises Ltd. (b)	24,000	725,040

TOTAL COMMON STOCKS
(Cost $36,296,166)		41,606,852

PREFERRED SECURITIES – 2.12%
Securities, Commodity Contracts, and Other Financial
Investments and Related Activities – 2.12%
The Goldman Sachs Group, Inc., Series D 4.000% (c)	45,000	947,700

TOTAL PREFERRED SECURITIES
(Cost $829,215)		947,700

EXCHANGE-TRADED FUNDS – 3.47%
Funds, Trusts, and Other Financial Vehicles – 0.78%
The Select Sector SPDR	7,500	350,775

Securities, Commodity Contracts, and Other Financial
Investments and Related Activities – 2.69%
SPDR Gold Trust (a)	7,000	1,204,140

TOTAL EXCHANGE-TRADED FUNDS
(Cost $1,488,441)		1,554,915

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Equity Fund
Schedule of Investments – September 30, 2012 (Unaudited) (Continued)

	Shares	Value
SHORT-TERM INVESTMENTS – 0.68%
Money Market Funds – 0.68%
STIT-STIC Prime Portfolio 0.056% (c)	303,081	$303,081

TOTAL SHORT-TERM INVESTMENTS
(Cost $303,081)		303,081

Total Investments
(Cost $38,916,903) – 99.28%		44,412,548
Other Assets in Excess of Liabilities – 0.72%		323,064
TOTAL NET ASSETS – 100.00%		$44,735,612

Percentages are stated as a percent of net assets.
ADR – American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign-issued security. Total foreign concentration was as follows: Canada 3.87%, United Kingdom 2.44%, Liberia 1.62%.
(c)	Variable-rate security. The rate listed is as of September 30, 2012.

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Statements of Assets and Liabilities
September 30, 2012 (Unaudited)

	Plumb	Plumb
	Balanced	Equity
	Fund	Fund
Assets
Investments, at value*	$43,780,642	$44,412,548
Receivable for investments sold	150,007	885,661
Receivable for fund shares sold	1,000	1,058
Dividends and interest receivable	153,415	41,955
Prepaid assets	7,005	6,931
Total Assets	44,092,069	45,348,153

Liabilities
Payable for investments purchased	—	539,876
Payable for fund shares redeemed	70,749	—
Payable to Advisor (a)	17,217	22,590
Accrued distribution fee	21,672	14,049
Administrative & accounting services fee payable (a)	7,597	7,427
Accrued expenses and other liabilities	29,603	28,599
Total Liabilities	146,838	612,541
Net Assets	$43,945,231	$44,735,612

Net Assets Consist Of:
Paid in capital	$52,356,976	$46,188,640
Accumulated undistributed net
investment income	685,082	403,660
Accumulated net realized loss	(14,357,657)	(7,352,333)
Net unrealized appreciation on investments	5,260,830	5,495,645
Net Assets	$43,945,231	$44,735,612

Capital shares outstanding, $0.001 par value
(200 million shares issued each)	2,489,788	2,624,173
Net asset value, offering and
redemption price per share	$17.65	$17.05

* Cost of Investments	$38,519,812	$38,916,903

(a)	See Note 4 in the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Statements of Operations
For the Six Months Ended September 30, 2012 (Unaudited)

	Plumb	Plumb
	Balanced	Equity
	Fund	Fund
Investment Income:
Dividends (Net of foreign withholding
taxes of $1,831 and $2,564, respectively)	$430,742	$594,201
Interest	319,766	622
Total Investment Income	750,508	594,823
Expenses:
Investment Advisor’s fee (a)	151,308	148,801
Distribution fees	58,195	57,231
Administrative & accounting service fees (a)	46,556	45,785
Legal fees	9,597	9,438
Administration fee	4,016	4,008
Transfer agent fees and expenses	18,368	17,916
Fund accounting fees	15,722	14,225
Registration fees	7,163	7,388
Trustee fees and expenses	8,098	7,029
Audit and tax fees	7,371	8,124
Custody fees	4,284	3,896
Insurance expense	2,327	2,204
Printing and mailing expense	2,484	2,469
Total expenses before waiver	335,489	328,514
Less: Fees waived/reimbursed by Advisor (a)	(44,513)	(8,020)
Net expenses	290,976	320,494
Net Investment Income	459,532	274,329
Realized and Unrealized Loss:
Net realized loss on investments	(1,726,473)	(1,741,798)
Net change in unrealized depreciation:
Investments	(310,738)	(975,737)
Options	(391,002)	(366,841)
Net realized and unrealized
loss on investments	(2,428,213)	(3,084,376)

Net Decrease in Net Assets
Resulting from Operations	$(1,968,681)	$(2,810,047)

(a)  See Note 4 in the Notes to the Financial Statements.

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Balanced Fund
Statements of Changes in Net Assets

	For the
	Six Months	For the
	Ended	Year Ended
	September 30,	March 31,
	2012	2012
	(Unaudited)
Operations:
Net investment income	$459,532	$828,478
Net realized gain (loss) on investments	(1,726,473)	1,218,047
Net change in unrealized appreciation
(depreciation) on investments and options	(701,740)	648,606
Net increase (decrease) in net assets
resulting from operations	(1,968,681)	2,695,131

Dividends And Distributions To Shareholders:
Net investment income	—	(768,145)
Total dividends and distributions	—	(768,145)

Capital Share Transactions:
Proceeds from shares sold	1,256,732	9,694,672
Shares issued in reinvestment of dividends	—	407,831
Cost of shares redeemed	(5,324,127)	(6,673,724)
Net increase (decrease) in net assets
from capital share transactions	(4,067,395)	3,428,779

Total increase (decrease) in net assets	(6,036,076)	5,355,765

Net Assets:
Beginning of period	49,981,307	44,625,542
End of period*	$43,945,231	$49,981,307

* Including accumulated undistributed net
investment income of	$685,082	$225,550

Change In Shares Outstanding:
Shares sold	71,687	569,155
Shares issued in reinvestment of dividends	—	24,717
Shares redeemed	(301,139)	(379,277)
Net increase (decrease)	(229,452)	214,595

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Equity Fund
Statements of Changes in Net Assets

	For the
	Six Months	For the
	Ended	Year Ended
	September 30,	March 31,
	2012	2012
	(Unaudited)
Operations:
Net investment income	$274,329	$235,974
Net realized gain (loss) on investments	(1,741,798)	80,412
Net change in unrealized appreciation
(depreciation) on investments and options	(1,342,578)	4,068,058
Net increase (decrease) in net assets
resulting from operations	(2,810,047)	4,384,444

Dividends And Distributions To Shareholders:
Net investment income	—	(105,019)
Total dividends and distributions	—	(105,019)

Capital Share Transactions:
Proceeds from shares sold	1,725,669	34,448,008
Shares issued in reinvestment of dividends	—	83,972
Cost of shares redeemed	(4,161,661)	(6,151,523)
Net increase (decrease) in net assets
from capital share transactions	(2,435,992)	28,380,457

Total increase (decrease) in net assets	(5,246,039)	32,659,882

Net Assets:
Beginning of period	49,981,651	17,321,769
End of period*	$44,735,612	$49,981,651

* Including accumulated undistributed net
investment income of	$403,660	$129,331

Change In Shares Outstanding:
Shares sold	103,184	2,142,329
Shares issued in reinvestment of dividends	—	5,332
Shares redeemed	(252,224)	(360,828)
Net increase (decrease)	(149,040)	1,786,833

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Balanced Fund
Financial Highlights

	For the
	Six Months
	Ended
	September 30,
	2012
	(Unaudited)
Per share operating performance
(For a share outstanding throughout the period)

Net asset value, beginning of period	$18.38
Operations:
Net investment income(1)	0.19
Net realized and unrealized gain (loss)	(0.92)

Total from investment operations	(0.73)

Dividends and distributions to shareholders:
Dividends from net investment income	—
Total dividends and distributions	—

Change in net asset value for the period	(0.73)

Net asset value, end of period	$17.65
Total return(4)	(3.97	)%(2)

Ratios / supplemental data
Net assets, end of period (000)	$43,945
Ratio of net expenses to average net assets:
Before expense reimbursement and waivers	1.44	%(3)
After expense reimbursement and waivers(5)	1.25	%(3)
Ratio of net investment income to average net assets:
After expense reimbursement and waivers(5)	1.97	%(3)
Portfolio turnover rate	24	%(2)

*	Commencement of operations.
(1)	Net investment income per share is calculated using current year ending balances prior to consideration of adjustment for permanent book and tax differences.
(2)	Not annualized.
(3)	Annualized.
(4)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(5)	Effective July 1, 2010, the Advisor contractually agreed to cap the Fund’s expenses at 1.25%. Prior to July 1, 2010, the Fund’s expense cap was 1.10%.

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Balanced Fund
Financial Highlights (Continued)

				For the Period
				May 24, 2007*
For the Years Ended March 31,				through
2012	2011	2010	2009	March 31, 2008

$17.82	$16.43	$12.72	$17.52	$20.00

0.29	0.31	0.33	0.37	0.28
0.54	1.44	3.73	(4.80)	(2.55)

0.83	1.75	4.06	(4.43)	(2.27)

(0.27)	(0.36)	(0.35)	(0.37)	(0.21)
(0.27)	(0.36)	(0.35)	(0.37)	(0.21)

0.56	1.39	3.71	(4.80)	(2.48)

$18.38	$17.82	$16.43	$12.72	$17.52
4.87%	10.76%	32.01%	(25.33)%	(11.44	)%(2)

$49,981	$44,626	$44,476	$34,754	$55,701

1.48%	1.56%	1.64%	1.57%	1.56	%(3)
1.25%	1.21%	1.10%	1.10%	1.10	%(3)

1.78%	1.79%	2.15%	2.19%	1.78	%(3)
72%	85%	54%	63%	51	%(2)

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Equity Fund
Financial Highlights

	For the
	Six Months
	Ended
	September 30,
	2012
	(Unaudited)
Per share operating performance
(For a share outstanding throughout the period)

Net asset value, beginning of period	$18.02
Operations:
Net investment income(1)	0.11
Net realized and unrealized gain (loss)	(1.08)

Total from investment operations	(0.97)

Dividends and distributions to shareholders:
Dividends from net investment income	—
Total dividends and distributions	—

Change in net asset value for the period	(0.97)

Net asset value, end of period	$17.05
Total return(4)	(5.38	)%(2)
Ratios / supplemental data
Net assets, end of period (000)	$44,736
Ratio of net expenses to average net assets:
Before expense reimbursement and waivers	1.44	%(3)
After expense reimbursement and waivers(5)	1.40	%(3)
Ratio of net investment income to average net assets:
After expense reimbursement and waivers(5)	1.20	%(3)
Portfolio turnover rate	34	%(2)

*	Commencement of operations.
(1)	Net investment income per share is calculated using current year ending balances prior to consideration of adjustment for permanent book and tax differences.
(2)	Not annualized.
(3)	Annualized.
(4)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(5)	Effective July 1, 2010, the Advisor contractually agreed to cap the Fund’s expenses at 1.40%. Prior to July 1, 2010, the Fund’s expense cap was 1.20%.

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Equity Fund
Financial Highlights (Continued)

				For the Period
				May 24, 2007*
For the Years Ended March 31,				through
2012	2011	2010	2009	March 31, 2008

$17.56	$15.75	$11.31	$16.49	$20.00

0.09	0.07	0.14	0.10	0.08
0.41	1.86	4.45	(5.17)	(3.50)

0.50	1.93	4.59	(5.07)	(3.42)

(0.04)	(0.12)	(0.15)	(0.11)	(0.09)
(0.04)	(0.12)	(0.15)	(0.11)	(0.09)

0.46	1.81	4.44	(5.18)	(3.51)

$18.02	$17.56	$15.75	$11.31	$16.49
2.88%	12.31%	40.66%	(30.81)%	(17.14	)%(2)

$49,982	$17,322	$15,406	$10,883	$17,629

1.54%	1.85%	2.18%	2.14%	2.10	%(3)
1.40%	1.35%	1.20%	1.20%	1.20	%(3)

0.80%	0.46%	0.98%	0.65%	0.56	%(3)
69%	111%	73%	83%	67	%(2)

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Notes to Financial Statements
September 30, 2012 (Unaudited)

1.ORGANIZATION

Wisconsin Capital Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end, diversified management investment company. The Company was organized as a Maryland corporation on April 3, 2007. The Company is authorized to issue up to 2 billion shares, which are units of beneficial interest with a $0.001 par value. The Company currently offers shares of two series, each with its own investment strategy and risk/reward profile: the Plumb Balanced Fund and the Plumb Equity Fund (individually a “Fund”, collectively the “Funds”). The investment objective of the Plumb Balanced Fund is high total return through capital appreciation while attempting to preserve principal, with current income as a secondary objective. The investment objective of the Plumb Equity Fund is long-term capital appreciation.  Wisconsin Capital Management, LLC (the “Advisor”) serves as the Funds’ investment advisor.  The Advisor is indirectly owned by SVA Plumb Financial, LLC which in turn is partially owned by TGP, Inc.  The Advisor is controlled by Thomas G. Plumb indirectly through TGP, Inc.

2.SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation:

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the year.  These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments)

Equity securities, including common stocks, foreign issued common stocks, preferred securities, and exchange-traded funds, which are traded on an exchange are valued at the last sale price reported by the exchange on which the securities

PLUMB FUNDS

Notes to Financial Statements
September 30, 2012 (Unaudited) (Continued)

are primarily traded on the day of valuation.  Nasdaq-listed securities are valued at their Nasdaq Official Closing Price.  Equity securities not traded on a listed exchange or not traded using Nasdaq are valued as of the last sale price at the close of the U.S. market.  If there are no sales on a given day for securities traded on an exchange, the latest bid quotation will be used.

Investments in mutual funds, including money market funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds and will be classified as Level 1 securities.

Debt securities, such as corporate bonds, convertible bonds, municipal bonds, and U.S. government agency issues are valued using a market approach based on information supplied by independent pricing services.  The market inputs used by the independent pricing service include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, and reference data including market research publications.  Debt securities with remaining maturities of 60 days or less may be valued on an amortized cost basis, which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating rates on the fair value of the instrument.  To the extent the inputs are observable and timely, these debt securities will generally be classified as Level 2 securities.

Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor pursuant to procedures established under the general supervision and responsibility of the Funds’ Board of Directors and will be classified as Level 3 securities.

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

PLUMB FUNDS

Notes to Financial Statements
September 30, 2012 (Unaudited) (Continued)

The following is a summary of the inputs used, as of September 30, 2012, to value the Funds’ investments carried at fair value:

Description	Level 1	Level 2	Level 3	Total
The Plumb Balanced Fund
Investments in:
Common Stock*	$28,447,875	$—	$—	$28,447,875
Exchange-Traded Funds*	1,025,800	—	—	1,025,800
Convertible Bonds*	—	509,219	—	509,219
Corporate Bonds*	—	11,606,570	—	11,606,570
U.S. Government
Agency Issues	—	1,502,481	—	1,502,481
Municipal Bonds	—	243,707	—	243,707
Money Market Funds	444,990	—	—	444,990
Total	$29,918,665	$13,861,977	$—	$43,780,642

Description	Level 1	Level 2	Level 3	Total
The Plumb Equity Fund
Investments in:
Common Stock*	$41,606,852	$—	$—	$41,606,852
Preferred Securities*	947,700	—	—	947,700
Exchange-Traded Funds*	1,554,915	—	—	1,554,915
Money Market Funds	303,081	—	—	303,081
Total	$44,412,548	$—	$—	$44,412,548

*	For detailed industry descriptions, refer to the Schedule of Investments.

The Funds did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.  As of September 30, 2012, no securities were transferred into or out of Level 1 or Level 2.  It is the Funds’ policy to consider transfers into or out of any level as of the end of the reporting period.

Use of Estimates:

The presentation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

PLUMB FUNDS

Notes to Financial Statements
September 30, 2012 (Unaudited) (Continued)

Expenses:

Expenses directly attributable to a Fund are charged to the Fund, while expenses attributable to more than one series of the Company are allocated among the respective series based on relative net assets or another appropriate basis.

Federal Income Taxes:

The Funds intend to meet the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute substantially all net investment taxable income and net capital gains to shareholders in a manner which results in no tax cost to the Funds.  Therefore, no federal income or excise tax provision is recorded.

As of and during the period ended September 30, 2012, the Funds did not have a liability for any unrecognized tax benefits.  The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the period ended September 30, 2012, the Funds did not incur any interest or penalties.  The Funds are not subject to examination by U.S. taxing authorities for tax years prior to 2008.

Distributions to Shareholders:

Dividends from net investment income are declared and paid at least annually.  Distributions of net realized capital gains, if any, will be declared and paid at least annually.  Distributions to shareholders are recorded on the ex-dividend date.

The Funds may periodically make reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from GAAP.  Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Funds.

Options:

Each of the Funds may purchase call or put options on securities and indices and enter into related closing transactions. Each of the Funds may engage in transactions in options either for bona fide hedging purposes or to seek to increase total return. During the period ended September 30, 2012, the Funds invested in purchased call options in an attempt to achieve increased total returns. As a holder of a call option, a Fund pays a non-refundable premium to the seller for the right, but not the obligation, to purchase a security at a fixed price (the exercise price) during the specified period (exercise period). As a holder of a put option, a Fund pays a non-refundable premium for the right, but not the obligation, to sell a security at the exercise price during the exercise period. The premium that a Fund pays when purchasing a call option will reflect, among other

PLUMB FUNDS

Notes to Financial Statements
September 30, 2012 (Unaudited) (Continued)

things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors.

The counterparty risk associated with purchased options is minimal because the options are exchange-traded, and the Options Clearing Corporation guarantees performance to selling and purchasing clearing members.

If a purchased call option is exercised by a Fund, the premium is added to the cost basis of the security purchased, which will subsequently decrease the gain or increase the loss recognized at the time of sale. If a purchased put option is exercised by the Fund, the premium is deducted from the proceeds of the sale of the underlying security in determining whether the Fund has realized a gain or loss.

The Plumb Balanced and Plumb Equity Funds did not hold any derivative instruments at September 30, 2012.

The effect of derivative instruments on the Statements of Operations for the six months ended September 30, 2012 is summarized below.

The Plumb Balanced Fund and the Plumb Equity Fund did not have any realized gains or losses on purchased options – equity contracts for the period ended September 30, 2012.

The Plumb Balanced Fund and the Plumb Equity Fund had changes in unrealized depreciation of purchased options–equity contracts of $(391,002) and $(366,841), respectively, and this depreciation is reported within the Statements of Operations as “Net change in unrealized depreciation: Options.”

The option contract activity during the period ended September 30, 2012 was as follows:

	Number of Contracts
	Plumb Balanced Fund	Plumb Equity Fund
Options outstanding,
beginning of period	275	250
Options purchased	—	50
Options exercised	(275)	(300)
Options outstanding, end of period	—	—

Other:

Investment and shareholder transactions are recorded on the trade date. Gains or losses from investment transactions are determined using the specific identification method. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized using the effective interest method.

PLUMB FUNDS

Notes to Financial Statements
September 30, 2012 (Unaudited) (Continued)

Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

3.DISTRIBUTION PLAN

The Company has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), on behalf of the Funds, which authorizes it to pay Quasar Distributors, LLC (the “Distributor”) a distribution fee of 0.25% of the Funds’ average daily net assets for services to prospective Fund shareholders and distribution of Fund shares.  During the period ended September 30, 2012, the Plumb Balanced Fund and the Plumb Equity Fund incurred expenses of $58,195 and $57,231, respectively, pursuant to the 12b-1 Plan.  As of September 30, 2012, $21,672 and $14,049 for the Plumb Balanced Fund and Plumb Equity Fund, respectively, were accrued.

4.INVESTMENT ADVISOR AND OTHER AFFILIATES

The Funds have an Investment Advisory Agreement (the “Advisory Agreement”) with Wisconsin Capital Management, LLC. The Advisory Agreement provides for advisory fees computed daily and paid monthly at an annual rate of 0.65% of the Funds’ average daily net assets.

Under the terms of the Advisory Agreement, the Advisor has contractually agreed to limit the Funds’ expenses.  The Advisor has agreed to limit annual operating expenses through July 31, 2013, to 1.25% and 1.40% of the Funds’ average daily net assets for the Plumb Balanced Fund and the Plumb Equity Fund, respectively.  Any such waiver or reimbursement is subject to later adjustment to allow the Advisor to recoup amounts waived or reimbursed to the extent actual fees and expenses for a period are less than the expense limitation caps in place at the time the waiver was made, provided, however, that the Advisor shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed. For the six months ended September 30, 2012, the Advisor waived expenses for the Plumb Balanced Fund and the Plumb Equity Fund of $44,513 and $8,020, respectively.

The following table shows the remaining waived or reimbursed expenses subject to potential recovery as of March 31, 2012 expiring in:

Plumb Balanced Fund	Plumb Equity Fund
2013 . . . . . . . $223,649	2013 . . . . . . . $132,191
2014 . . . . . . . $147,474	2014 . . . . . . . $77,943
2015 . . . . . . . $109,061	2015 . . . . . . . $42,559

PLUMB FUNDS

Notes to Financial Statements
September 30, 2012 (Unaudited) (Continued)

The Funds also have an Administrative and Accounting Services Agreement (“Agreement”) with the Advisor.  Fund administration responsibilities include general fund management, compliance, financial reporting, and oversight and assistance to other providers.  The Advisor’s administrative and accounting fees are 0.20% of the Funds’ average daily net assets, computed daily and paid monthly.

5.INVESTMENT TRANSACTIONS

For the six months ended September 30, 2012, the aggregate purchases and sales of investment securities (including options), other than short-term investments, were as follows:

	Plumb Balanced Fund	Plumb Equity Fund
Purchases:	$10,914,148	$14,940,317
Sales:	$15,334,726	$18,011,878

6.BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund under Section 2(a)(9) of the 1940 Act.  As of September 30, 2012, the SVA Plumb Trust Company, for the benefit of its customers, owned 41.52% of the Plumb Balanced Fund.  SVA Plumb Trust Company is wholly owned by SVA Plumb Financial, LLC and under common control with the Advisor.  As of September 30, 2012, Charles Schwab Inc., for the benefit of its customers, owned 28.27% and 69.56% of the Plumb Balanced Fund and the Plumb Equity Fund, respectively.  As a result, the SVA Plumb Trust Company may be deemed to control the Plumb Balanced Fund, and Charles Schwab Inc. may be deemed to control both the Plumb Balanced Fund and the Plumb Equity Fund.

PLUMB FUNDS

Notes to Financial Statements
September 30, 2012 (Unaudited) (Continued)

7.FEDERAL TAX INFORMATION

As of March 31, 2012 the components of accumulated earnings (losses) for income tax purposes were as follows:

	Plumb Balanced Fund	Plumb Equity Fund
Unrealized appreciation	$6,899,423	$7,465,371
Unrealized depreciation	(949,207)	(706,185)
Net tax unrealized
appreciation on investments	5,950,216	6,759,186
Undistributed ordinary income	237,904	128,940
Other accumulated losses	(12,631,184)	(5,531,107)
Total accumulated gains (losses)	$(6,443,064)	$1,357,019

The tax cost of investments as of March 31, 2012 was $44,646,703 and $43,173,612 for the Plumb Balanced Fund and Plumb Equity Fund, respectively.  The tax basis of investments for tax and financial reporting purposes differs principally due to the deferral of losses on wash sales and the timing of income generated from certain underlying investments.

As of March 31, 2012 the Funds had prior tax basis capital losses which may be carried over to offset future capital gains as shown below.

	Capital Loss Carryover
	Plumb Balanced Fund	Plumb Equity Fund
Expires:
March 31, 2017	$(4,413,186)	$(2,303,236)
March 31, 2018	$(8,217,998)	$(3,175,337)

As of March 31, 2012, the Funds deferred, on a tax basis, post-October losses of:

Plumb Balanced Fund	$—
Plumb Equity Fund	$(52,534)

PLUMB FUNDS

Notes to Financial Statements
September 30, 2012 (Unaudited) (Continued)

8.DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the fiscal years ended March 31, 2012 and 2011 were as follows:

	Plumb Balanced Fund
	Year Ended	Year Ended
	March 31, 2012	March 31, 2011
Distributions paid from:
Ordinary Income	$768,145	$895,239
Total Distributions Paid	$768,145	$895,239

	Plumb Equity Fund
	Year Ended	Year Ended
	March 31, 2012	March 31, 2011
Distributions paid from:
Ordinary Income	$105,019	$120,439
Total Distributions Paid	$105,019	$120,439

PLUMB FUNDS

Additional Information (Unaudited)

BOARD REVIEW OF FUNDS’ INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940, as amended (“1940 Act”), requires that the Funds’ Investment Advisory Agreement (the “Advisory Agreement”) with the Advisor be approved on an annual basis by the vote of a majority of the Board of Directors who are not parties to the Advisory Agreement or “interested persons” of the Funds (as that term is defined in 1940 Act) (the “Independent Directors”), cast in person at a meeting called for the purpose of voting on such approval.  At its meeting held May 21, 2012, the Board of Directors, including all of the Independent Directors, unanimously approved the continuation of the Advisory Agreement for another year with a contractual waiver by the Advisor whereby the Advisor agreed to limit expenses until July 31, 2013 to 1.25% and 1.40% for the Plumb Balanced Fund and Plumb Equity Fund, respectively, to the extent that either Funds’ total annual operating expenses exceed those levels.

The Board’s approval was based on its consideration and evaluation of a variety of factors, which included, among other things: (i) the nature, extent and quality of the services rendered; (ii) the investment performance of each Fund; (iii) fees and expenses paid by each Fund to the Advisor; (iv) the economies of scale and whether economies of scale will accrue to the shareholders; and (v) the costs of the services to the Advisor and profits realized by the Advisor in providing services to the Funds.

In connection with its consideration of the Advisory Agreement, the Board reviewed and discussed and considered at the Meeting various materials, including:

•	a memorandum from Fund counsel discussing the duties and responsibilities of directors when approving investment advisory agreements;

•	a memorandum from Funds’ management providing information regarding:

o	the Funds’ absolute performances, and their performances relative to industry benchmarks and a universe of relevant peers, as determined by Morningstar;

o	the actual fees and expenses paid by the Funds and their expense ratios compared to their respective Morningstar peers;

o	the Advisor’s analysis of profitability of the Advisory Agreement and related administrative agreement to the Advisor; and

o	services provided to other similarly-sized clients of the Advisor and the fees paid by such clients.

•	the Advisory Agreement and other service agreements with the Advisor or affiliates of the Advisor; and

PLUMB FUNDS

Additional Information (Unaudited) (Continued)

•	reports from the Funds’ Chief Compliance Officer regarding the Advisor’s adherence to the Funds’ compliance program.

In addition, the Board had received and considered detailed information on the Funds’ investment performance and expenses at each of its quarterly meetings during the year as well as in-person reports from the Funds’ portfolio managers and reports from the Funds’ Chief Compliance Officer.

The nature, extent and quality of the services rendered by the Advisor.

The Board considered the nature, extent, and quality of services provided by the Advisor, including services required to be provided under the Agreement, services required to be provided under other agreements with the Advisor, and additional services provided by the Advisor that were not required under any of those agreements.  The Board considered the background and experience of the Funds’ portfolio managers, other advisory personnel, compliance personnel, and other support personnel.  The Board noted that, in addition to investment management and broker-selection services, the Advisor prepares compliance and other materials for each of the Board’s meetings; provides office space, equipment, information technology, and administrative services necessary for operation of the Funds; and performs regular compliance and risk analysis functions for the Funds.

The Board determined that the Advisor, which has a track record spanning over twenty-five years, the significant majority of those managing mutual funds, was well qualified to continue to manage a mutual fund.  The Board noted the long history of the portfolio managers and other Advisor staff in the money management industry.  The Board noted that, based on the information presented to it in the Board Materials, it believed that the nature, extent, and quality of services provided by the Advisor were reasonably comparable to those provided by advisors to comparable funds and that such services were adequate for the Funds’ needs.

The performance of the Funds.

In reviewing the investment performance of each of the Funds, the Board reviewed the year-to-date, one-year, three-year, and life-of-fund performances of the Balanced Fund and Equity Fund.  The Advisor discussed the performance of the Funds, noting that the performance of each Fund was relatively close to that of its respective benchmark.  The Board noted that both Funds outperformed their respective benchmark indices over the year-to-date period.  The Board also noted that for the life-of-fund period for the Equity Fund and the one-year, three-year, and life-of-fund periods for both Funds, the Funds’ respective performances before taking into account their respective expense ratios were close to that of their respective benchmark indices.  The Board also noted that

PLUMB FUNDS

Additional Information (Unaudited) (Continued)

the Balanced Fund underperformed its one-year benchmark by 3.83% and its three-year benchmark by 4.89%.  The Board noted that both Funds were created in May of 2007, such that the relative newness of the Funds coupled with the level of market turmoil during much of that period  may make historical performance comparisons less informative than they might otherwise be due to the relative lack of longer-term comparison data and the lack of performance information over more historically typical periods in the markets.

After considering the performances of the Balanced Fund and the Equity Fund, the Board determined that relative to the performances of each Fund’s respective benchmark index, the performances of the Balanced Fund and the Equity Fund were satisfactory.

The fees and expenses charged by the Advisor.

The Board reviewed the expense ratios for each Fund, noting that pre-waiver expenses totaled 1.58 percent for the Balanced Fund and 1.54 percent for the Equity Fund, and that after the waiver of certain fees and expenses the expense ratio for the Balanced Fund was 1.25 percent and for the Equity Fund, 1.40 percent.  Both of these expense ratios were in the middle third of their respective Lipper comparison group.  The Board noted that the Morningstar average expense ratios provided in the memorandum, which were 0.89% for balanced funds comparable to the Balanced Fund and 0.68% for equity funds comparable to the Equity Fund, included funds and fund complexes with significantly larger amounts of assets under management, which tended to drive down fees and expenses for those other funds and fund complexes.

In reviewing the cost of services provided to the Funds and profits realized by the Advisor from these relationships, the Board stressed the Advisor’s willingness to waive and reimburse portions of its advisory fee to keep the Funds’ expense ratios competitive.  The Board also noted that expense ratios tend to be higher for small funds in comparison to the industry in general, and that the lack of asset growth over the past year had contributed to relatively high expense ratios.  Overall, the Directors concurred that the fees charged by the Advisor to the Funds were appropriate given the quality and scope of services and fees charged by the Advisor to other clients, and the Funds’ expense ratios were reasonable compared to peers and competitors.

The extent to which economies of scale will be realized as the Funds grow.

The Board also considered whether economies of scale might be realized as the Funds’ assets increase.  It estimated that each of the Funds would need to approximately double their assets under management to achieve a level of assets under management whereby the gross expense ratio of each Fund were equal to

PLUMB FUNDS

Additional Information (Unaudited) (Continued)

or less than the amount of fees currently being waived by the Funds.  The Board noted that an increase in assets could help the Funds to achieve economies of scale in the Funds’ operations, as evidenced by the impact of the growth in assets in the Equity Fund during the prior fiscal year, but that due to the continued relatively small size of the Funds, the Funds have yet to achieve any significant economies of scale.  The Board concluded that neither the Balanced Fund nor the Equity Fund was likely to realize material economies of scale until assets under management in each grew significantly.

Profits realized by the Advisor.

The Advisor discussed its profitability, indicating that the Advisor does not provide similar services to any other registered investment company.  The Board considered the fees for other accounts managed by the Advisor.  The Advisor outlined its standard investment advisory contract fee schedule for separately managed accounts and stated that the standard contract is not strictly comparable to the advisory contract with the Funds because separately managed account clients do not require the same level of services or the same level of regulatory and compliance costs as with a registered investment company.  The Advisor said that $80 million of the $100 million invested in the Funds come from separately managed account clients of the Advisor, with the Advisor’s separately managed account fee waived with respect to client assets invested in the Funds.  As a result, the Funds do not generate significant profitability for the Advisor.

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WISCONSIN CAPITAL FUNDS, INC.
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI  53201-0701
1-866-987-7888

INVESTMENT ADVISOR
Wisconsin Capital Management, LLC
1221 John Q. Hammons Drive
Madison, WI  53717
Telephone:  (608) 824-8800

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI  53202

CUSTODIAN
U.S. Bank National Association
1555 N. Rivercenter Drive
MK-WI-5302
Milwaukee, WI  53212

TRANSFER AGENT AND
DIVIDEND DISBURSING AGENT
US Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen Fund Audit Services, Ltd.
1350 Euclid Avenue
Suite 800
Cleveland, OH  44115

LEGAL COUNSEL
Quarles & Brady LLP
411 East Wisconsin Avenue
Milwaukee, WI 53202

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

The Funds’ Proxy Voting Policies and Procedures are available without charge upon request by calling 1-866-987-7888 and on the SEC’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2012 is available by calling 1-866-987-7888 and on the SEC’s website at www.sec.gov.

The Funds’ complete schedule of portfolio holdings for the first and third quarters is filed with the SEC on Form N-Q. The Funds’ Form N-Q is available without charge, upon request, by calling 1-866-987-7888 and on the SEC’s website at www.sec.gov.  The Funds’ Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Item 2. Code of Ethics.

Not Applicable for Semi-Annual Reports.

Item 3. Audit Committee Financial Expert.

Not Applicable for Semi-Annual Reports.

Item 4. Principal Accountant Fees and Services.

Not Applicable for Semi-Annual Reports

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors/trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer (principal executive officer) and Vice President/Chief Financial Officer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Wisconsin Capital Funds, Inc.

By (Signature and Title)      /s/Thomas G. Plumb
Thomas G. Plumb, President

Date    November 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/Thomas G. Plumb
Thomas G. Plumb, Principal Executive Officer

Date    November 20, 2012

By (Signature and Title)      /s/Timothy R. O’Brien
Timothy R. O’Brien, Principal Financial Officer

Date    November 20, 2012